Cover	Aug. 21, 2023
Cover [Abstract]
Entity Registrant Name	The Eastern Company
Entity Central Index Key	0000031107
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 21, 2023
Entity File Number	001-35383
Entity Incorporation State Country Code	CT
Entity Tax Identification Number	06-0330020
Entity Address Address Line 1	3 Enterprise Drive
Entity Address Address Line 2	Suite 408
Entity Address City Or Town	Shelton
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06484
City Area Code	203
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	729-2255
Security 12b Title	Common Stock, No Par Value
Trading Symbol	EML
Security Exchange Name	NASDAQ